Other Liabilities	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Other Liabilities
22. Other Liabilities
Other liabilities as of December 31, 2019 and 2020 are as follows:

(in millions of Won)	2019		2020
Current
Due to customers for contract work	￦	644,947	629,399
Advances received		746,169	951,521
Unearned revenue		61,795	24,433
Withholdings		388,486	332,327
Firm commitment liability		15,637	35,993
Others		8,604	8,304

	￦	1,865,638	1,981,977

Non-current
Advances received		116,178	311,277
Unearned revenue		27,161	17,953
Others		52,349	19,067

	￦	195,688	348,297